INVESTMENTS IN AN ASSOCIATE (Tables)	12 Months Ended
Jun. 30, 2026
IfrsStatementLineItems [Line Items]
SCHEDULE OF CARRYING AMOUNTS OF INVESTMENT IN AN ASSOCIATE	Investments in an associate consist of the following:
	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
SBI Music Circus Co.	16,902	22,490	138

SCHEDULE OF FINANCIAL INFORMATION

Financial information in respect of SBI Music Circus Co. as of June 30, 2025 and 2026 and for the years ended June 30, 2024, 2025 and 2026 is as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Revenue	—	358,405	558,588	3,435
(Loss) profit for the year	(2,653)	34,909	70,196	432

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Current assets and total assets	99,282	315,002	1,937
Current liabilities and total liabilities	57,026	186,385	1,146
Total equity	42,256	128,617	791

Music circus co ltd [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF CARRYING AMOUNTS OF INVESTMENT IN AN ASSOCIATE

The following table presents the carrying amounts of investment in SBI Music Circus Co.:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
At the beginning of the year	2,939	16,902	104
Disposal	—	(14,483)	(89)
Share of profit	13,963	20,071	123
At the end of the year	16,902	22,490	138